Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Banking and Thrift [Abstract]
Advances from the FHLB summarized by year of maturity and weighted average interest rate
Advances from the FHLB are summarized by year of maturity and weighted average interest rate at December 31, 2019 below.

	Amount	Weighted Rate
2020	$13,138,000	1.88%
2021	25,000,000	1.97%
Total	$38,138,000	1.94%

Callable FHLB advances